Lease	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lease [Abstract]
Lease

8.      Lease

The Group lease office and warehouse space from third parties and a workshop from Cpresso, LLC, a related party of the Group. The Group does not have any finance lease for the nine months ended September 30, 2025 and financial year ended December 31, 2024. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Group’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments.

For the nine months ended September 30, 2025 and 2024, the Group incurred operating lease expense of US$813,982 and US$584,372, respectively. For the three months ended September 30, 2025 and 2024, the Group incurred operating lease expense of US$239,541 and US$207,505, respectively. The operating lease expenses were charged to cost of sales, and selling and marketing, and general and administrative expenses, and research and development.

A summary of supplemental information related to operating leases as of September 30, 2025 and December 31, 2024 is as follows:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Right-of-use assets	$1,165,931	$2,660,535
Operating lease liabilities, current	$(1,129,768)	$(1,041,197)
Operating lease liabilities, non-current	$(206,470)	$(1,623,876)
Weighted average remaining lease terms	1.3 years	3.4 years
Weighted average discount rate	4.67%	5.24%

The future lease payments as of September 30, 2025 were as follows:

As of September 30, 2025
(Unaudited)
FY2025 (remaining three months)	$425,180
FY2026	942,818
Total lease payment	1,367,998
less: imputed interest	(31,760)
Total lease liabilities	$1,336,238

8.      Lease

The Group lease office and warehouse space from third parties and a workshop from Cpresso, LLC, a related party of the Group. The Group does not have any finance lease for the years ended December 31, 2024 and 2023. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Group’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments.

For the fiscal years ended December 31, 2024 and 2023, the Group incurred operating lease expense of US$791,882 and US$138,097, respectively. The operating lease expenses were charged to cost of sales and general and administrative expenses.

A summary of supplemental information related to operating leases as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Right-of-use assets	$2,660,535	$1,612,129
Operating lease liabilities, current	$(1,041,197)	$(502,498)
Operating lease liabilities, non-current	$(1,623,876)	$(1,083,361)
Weighted average remaining lease terms	3.4 years	2.9 years
Weighted average discount rate	5.24%	4.65%

The future lease payments as of December 31, 2024 were as follows:

As of December 31, 2024
FY2025	1,116,060
FY2026	1,181,358
FY2027	245,005
FY2028	251,664
FY2029	42,130
Total lease payment	2,836,217
less: imputed interest	(171,144)
Total lease liabilities	$2,665,073